Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes
Current	$ 3,111,047	$ 2,364,489	$ 3,141,969
Deferred	0	0	0
Total	$ 3,111,047	$ 2,364,489	$ 3,141,969